Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment
	Depreciable life	Residual value
Machinery and Equipment	5 years	0%
Furniture and fixture	7 years	0%
Computer and software	3 years	0%